Post-employment Benefits - Fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post-employment pension plans.
Beginning of year	$ 520,473	$ 407,179
Remeasurement return on plan assets	124,655	128,365
Benefits paid	247,940	115,882
End of year	716,095	520,473
Pensions
Post-employment pension plans.
Beginning of year	684,733
Benefits paid	154,921
End of year	733,294	684,733
Seniority Premiums
Post-employment pension plans.
Beginning of year	(164,260)
Benefits paid	93,019
End of year	(17,199)	(164,260)
Plan assets
Post-employment pension plans.
Beginning of year	(1,993,762)	(2,064,546)
Remeasurement return on plan assets	124,655	128,365
Remeasurement of post-employment benefit obligations	(93,809)	(70,471)
Benefits paid	(321,550)	(128,678)
End of year	(1,703,058)	(1,993,762)
Plan assets | Pensions
Post-employment pension plans.
Beginning of year	(1,381,896)
Remeasurement return on plan assets	85,430
Remeasurement of post-employment benefit obligations	(73,870)
Benefits paid	(152,724)
End of year	(1,240,732)	(1,381,896)
Plan assets | Seniority Premiums
Post-employment pension plans.
Beginning of year	(611,866)
Remeasurement return on plan assets	39,225
Remeasurement of post-employment benefit obligations	(19,939)
Benefits paid	(168,826)
End of year	$ (462,326)	$ (611,866)